AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 102.9%
Options on ETF - 102.9%
SPDR S&P 500 ETF Trust	December 2023	$2.83	584	$165,272	$26,423,407
Total Options Purchased - Calls (Cost $22,096,022)				165,272	26,423,407
OPTION PURCHASED - PUTS(b) - 0.6%
Options on ETF - 0.6%
SPDR S&P 500 ETF Trust	December 2023	382.39	584	22,331,576	155,776
Total Options Purchased - Puts (Cost $1,160,875)				22,331,576	155,776
				Principal
SHORT-TERM INVESTMENTS - 0.6%
Time Deposits - 0.6%
Sumitomo Corporation, Tokyo, 4.680%, 8/01/23(c)				$162,285	162,285
Total Short-Term Investments (Cost $162,285)					162,285
Total Investments – 104.1% (Cost $23,419,182)					26,741,468
Other assets less liabilities – (4.1)%					(1,053,811)
Net Assets – 100.0%					$25,687,657

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	584	$471.92	December 2023	$587,007	$27,560,128	$(682,678)
				$587,007	$27,560,128	$(682,678)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	584	$344.19	December 2023	$678,634	$20,100,696	$(84,581)
				$678,634	$20,100,696	$(84,581)
TOTAL OPTIONS WRITTEN				$1,265,641	$47,660,824	$(767,259)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$26,423,407	$–	$26,423,407
Option Purchased - Puts	–	155,776	–	155,776
Short-Term Investments
Time Deposits	162,285	–	–	162,285
Total Assets	$162,285	$26,579,183	$–	$26,741,468
Liabilities
Call Options Written	$–	$(682,678)	$–	$(682,678)
Put Options Written	–	(84,581)	–	(84,581)
Total Liabilities	$–	$(767,259)	$–	$(767,259)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 106.9%
Options on ETF - 106.9%
SPDR S&P 500 ETF Trust	December 2023	$2.87	2,190	$628,530	$98,933,250
Total Options Purchased - Calls (Cost $81,681,876)				628,530	98,933,250
OPTION PURCHASED - PUTS(b) - 0.6%
Options on ETF - 0.6%
SPDR S&P 500 ETF Trust	December 2023	382.47	2,190	83,760,930	575,970
Total Options Purchased - Puts (Cost $5,884,294)				83,760,930	575,970
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
DBS Bank Ltd., Singapore, 4.680%, 8/01/23(c)				$619,938	619,938
Total Short-Term Investments (Cost $619,938)					619,938
Total Investments – 108.2% (Cost $88,186,108)					100,129,158
Other assets less liabilities – (8.2)%					(7,566,880)
Net Assets – 100.0%					$92,562,278

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,190	$441.71	December 2023	$3,022,776	$96,734,490	$(7,010,190)
				$3,022,776	$96,734,490	$(7,010,190)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,190	$305.94	December 2023	$2,027,699	$67,000,860	$(175,200)
				$2,027,699	$67,000,860	$(175,200)
TOTAL OPTIONS WRITTEN				$5,050,475	$163,735,350	$(7,185,390)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$98,933,250	$–	$–	$98,933,250
Option Purchased - Puts	575,970	–	–	575,970
Short-Term Investments
Time Deposits	619,938	–	–	619,938
Total Assets	$100,129,158	$–	$–	$100,129,158
Liabilities
Call Options Written	$(7,010,190)	$–	$–	$(7,010,190)
Put Options Written	(175,200)	–	–	(175,200)
Total Liabilities	$(7,185,390)	$–	$–	$(7,185,390)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 101.0%
Options on ETF - 101.0%
SPDR S&P 500 ETF Trust	January 2024	$3.01	646	$194,446	$29,231,894
Total Options Purchased - Calls (Cost $25,892,105)				194,446	29,231,894
OPTION PURCHASED - PUTS(b) - 1.1%
Options on ETF - 1.1%
SPDR S&P 500 ETF Trust	January 2024	406.44	646	26,256,024	325,978
Total Options Purchased - Puts (Cost $1,418,015)				26,256,024	325,978
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)				$202,024	202,024
Total Short-Term Investments (Cost $202,024)					202,024
Total Investments – 102.8% (Cost $27,512,144)					29,759,896
Other assets less liabilities – (2.8)%					(800,067)
Net Assets – 100.0%					$28,959,829

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	646	$486.88	January 2024	$365,585	$31,452,448	$(516,658)
				$365,585	$31,452,448	$(516,658)
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	646	$365.83	January 2024	$855,648	$23,632,618	$(169,258)
				$855,648	$23,632,618	$(169,258)
TOTAL OPTIONS WRITTEN				$1,221,233	$55,085,066	$(685,916)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$29,231,894	$–	$29,231,894
Option Purchased - Puts	–	325,978	–	325,978
Short-Term Investments
Time Deposits	202,024	–	–	202,024
Total Assets	$202,024	$29,557,872	$–	$29,759,896
Liabilities
Call Options Written	$–	$(516,658)	$–	$(516,658)
Put Options Written	–	(169,258)	–	(169,258)
Total Liabilities	$–	$(685,916)	$–	$(685,916)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 103.8%
	Options on ETF - 103.8%
SPDR S&P 500 ETF Trust	January 2024	$3.05	1,506	$459,330	$68,141,560
	Total Options Purchased - Calls (Cost $60,237,170)			459,330	68,141,560
	OPTION PURCHASED - PUTS(b) - 1.2%
	Options on ETF - 1.2%
SPDR S&P 500 ETF Trust	January 2024	406.52	1,506	61,221,912	761,012
	Total Options Purchased - Puts (Cost $3,401,982)			61,221,912	761,012
				Principal
	SHORT-TERM INVESTMENTS - 0.7%
	Time Deposits - 0.7%
	Citibank, New York, 4.680%, 8/01/23(c)			$472,757	472,757
	Total Short-Term Investments (Cost $472,757)				472,757
	Total Investments – 105.7% (Cost $64,111,909)				69,375,329
	Other assets less liabilities – (5.7)%				(3,744,454)
	Net Assets – 100.0%				$65,630,875

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,506	$460.34	January 2024	$1,663,001	$69,327,204	$(3,317,974)
				$1,663,001	$69,327,204	$(3,317,974)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,506	$325.18	January 2024	$1,065,513	$48,972,108	$(221,352)
				$1,065,513	$48,972,108	$(221,352)
TOTAL OPTIONS WRITTEN				$2,728,514	$118,299,312	$(3,539,326)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$68,141,560	$–	$68,141,560
Option Purchased - Puts	–	761,012	–	761,012
Short-Term Investments
Time Deposits	472,757	–	–	472,757
Total Assets	$472,757	$68,902,572	$–	$69,375,329
Liabilities
Call Options Written	$–	$(3,317,974)	$–	$(3,317,974)
Put Options Written	–	(221,352)	–	(221,352)
Total Liabilities	$–	$(3,539,326)	$–	$(3,539,326)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 102.6%
Options on ETF - 102.6%
SPDR S&P 500 ETF Trust	February 2024	$2.93	205	$60,065	$9,280,085
Total Options Purchased - Calls (Cost $7,953,909)				60,065	9,280,085
OPTION PURCHASED - PUTS(b) - 1.1%
Options on ETF - 1.1%
SPDR S&P 500 ETF Trust	February 2024	396.22	205	8,122,510	102,398
Total Options Purchased - Puts (Cost $491,704)				8,122,510	102,398
Total Investments – 103.7% (Cost $8,445,613)					9,382,483
Other assets less liabilities – (3.7)%					(333,573)
Net Assets – 100.0%					$9,048,910

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	205	$477.02	February 2024	$96,999	$9,778,910	$(309,364)
				$96,999	$9,778,910	$(309,364)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	205	$356.63	February 2024	$276,865	$7,310,915	$(56,631)
				$276,865	$7,310,915	$(56,631)
TOTAL OPTIONS WRITTEN				$373,864	$17,089,825	$(365,995)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$9,280,085	$–	$9,280,085
Option Purchased - Puts	–	102,398	–	102,398
Total Assets	$–	$9,382,483	$–	$9,382,483
Liabilities
Call Options Written	$–	$(309,364)	$–	$(309,364)
Put Options Written	–	(56,631)	–	(56,631)
Total Liabilities	$–	$(365,995)	$–	$(365,995)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 106.0%
Options on ETF - 106.0%
SPDR S&P 500 ETF Trust	February 2024	$2.97	662	$196,614	$29,965,324
Total Options Purchased - Calls (Cost $25,659,844)				196,614	29,965,324
OPTION PURCHASED - PUTS(b) - 1.2%
Options on ETF - 1.2%
SPDR S&P 500 ETF Trust	February 2024	396.30	662	26,235,060	331,093
Total Options Purchased - Puts (Cost $1,614,151)				26,235,060	331,093

				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)				$210,164	210,164
Total Short-Term Investments (Cost $210,164)					210,164
Total Investments – 107.9% (Cost $27,484,159)					30,506,581
Other assets less liabilities – (7.9)%					(2,248,641)
Net Assets – 100.0%					$28,257,940

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	662	$451.82	February 2024	$724,111	$29,910,484	$(2,060,985)
				$724,111	$29,910,484	$(2,060,985)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	662	$317.01	February 2024	$504,418	$20,986,062	$(107,032)
				$504,418	$20,986,062	$(107,032)
TOTAL OPTIONS WRITTEN				$1,228,529	$50,896,546	$(2,168,017)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$29,965,324	$–	$29,965,324
Option Purchased - Puts	–	331,093	–	331,093
Short-Term Investments
Time Deposits	210,164	–	–	210,164
Total Assets	$210,164	$30,296,417	$–	$30,506,581
Liabilities
Call Options Written	$–	$(2,060,985)	$–	$(2,060,985)
Put Options Written	–	(107,032)	–	(107,032)
Total Liabilities	$–	$(2,168,017)	$–	$(2,168,017)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 101.6%
Options on ETF - 101.6%
SPDR S&P 500 ETF Trust	March 2024	$3.03	812	$246,036	$36,631,090
Total Options Purchased - Calls (Cost $32,451,108)				246,036	36,631,090
OPTION PURCHASED - PUTS(b) - 1.6%
Options on ETF - 1.6%
SPDR S&P 500 ETF Trust	March 2024	409.35	812	33,239,220	590,698
Total Options Purchased - Puts (Cost $2,036,202)				33,239,220	590,698
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)				$239,549	239,549
Total Short-Term Investments (Cost $239,549)					239,549
Total Investments – 103.9% (Cost $34,726,859)					37,461,337
Other assets less liabilities – (3.9)%					(1,411,910)
Net Assets – 100.0%					$36,049,427

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	812	$486.60	March 2024	$381,480	$39,511,920	$(992,849)
				$381,480	$39,511,920	$(992,849)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	812	$368.45	March 2024	$1,218,450	$29,918,140	$(321,308)
				$1,218,450	$29,918,140	$(321,308)
TOTAL OPTIONS WRITTEN				$1,599,930	$69,430,060	$(1,314,157)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$36,631,090	$–	$36,631,090
Option Purchased - Puts	–	590,698	–	590,698
Short-Term Investments
Time Deposits	239,549	–	–	239,549
Total Assets	$239,549	$37,221,788	$–	$37,461,337
Liabilities
Call Options Written	$–	$(992,849)	$–	$(992,849)
Put Options Written	–	(321,308)	–	(321,308)
Total Liabilities	$–	$(1,314,157)	$–	$(1,314,157)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 104.5%
Options on ETF - 104.5%
SPDR S&P 500 ETF Trust	March 2024	$3.07	3,434	$1,054,238	$154,753,210
Total Options Purchased - Calls (Cost $137,496,392)				1,054,238	154,753,210
OPTION PURCHASED - PUTS(b) - 1.7%
Options on ETF - 1.7%
SPDR S&P 500 ETF Trust	March 2024	409.43	3,434	140,598,262	2,465,612
Total Options Purchased - Puts (Cost $8,569,272)				140,598,262	2,465,612
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Sumitomo Corporation, Tokyo, 4.680%, 8/01/23(c)				$1,047,910	1,047,910
Total Short-Term Investments (Cost $1,047,910)					1,047,910
Total Investments – 106.9% (Cost $147,113,574)					158,266,732
Other assets less liabilities – (6.9)%					(10,216,215)
Net Assets – 100.0%					$148,050,517

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,434	$461.38	March 2024	$3,909,552	$158,437,892	$(9,096,666)
				$3,909,552	$158,437,892	$(9,096,666)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,434	$327.51	March 2024	$2,808,823	$112,466,934	$(765,782)
				$2,808,823	$112,466,934	$(765,782)
TOTAL OPTIONS WRITTEN				$6,718,375	$270,904,826	$(9,862,448)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$154,753,210	$–	$–	$154,753,210
Option Purchased - Puts	2,465,612	–	–	2,465,612
Short-Term Investments
Time Deposits	1,047,910	–	–	1,047,910
Total Assets	$158,266,732	$–	$–	$158,266,732
Liabilities
Call Options Written	$(9,096,666)	$–	$–	$(9,096,666)
Put Options Written	(765,782)	–	–	(765,782)
Total Liabilities	$(9,862,448)	$–	$–	$(9,862,448)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.9%
Options on ETF - 100.9%
SPDR S&P 500 ETF Trust	April 2024	$3.08	931	$286,748	$41,985,652
Total Options Purchased - Calls (Cost $37,390,540)				286,748	41,985,652
OPTION PURCHASED - PUTS(b) - 2.0%
Options on ETF - 2.0%
SPDR S&P 500 ETF Trust	April 2024	415.89	931	38,719,359	834,967
Total Options Purchased - Puts (Cost $2,497,507)				38,719,359	834,967
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Citibank, New York, 4.680%, 8/01/23(c)				$304,401	304,401
Total Short-Term Investments (Cost $304,401)					304,401
Total Investments – 103.6% (Cost $40,192,448)					43,125,020
Other assets less liabilities – (3.6)%					(1,513,402)
Net Assets – 100.0%					$41,611,618

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	931	$496.66	April 2024	$297,958	$46,239,046	$(987,139)
				$297,958	$46,239,046	$(987,139)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	931	$374.34	April 2024	$1,457,173	$34,851,054	$(458,434)
				$1,457,173	$34,851,054	$(458,434)
TOTAL OPTIONS WRITTEN				$1,755,131	$81,090,100	$(1,445,573)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$41,985,652	$–	$41,985,652
Option Purchased - Puts	–	834,967	–	834,967
Short-Term Investments
Time Deposits	304,401	–	–	304,401
Total Assets	$304,401	$42,820,619	$–	$43,125,020
Liabilities
Call Options Written	$–	$(987,139)	$–	$(987,139)
Put Options Written	–	(458,434)	–	(458,434)
Total Liabilities	$–	$(1,445,573)	$–	$(1,445,573)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 103.5%
Options on ETF - 103.5%
SPDR S&P 500 ETF Trust	April 2024	$3.12	2,013	$628,056	$90,737,988
Total Options Purchased - Calls (Cost $80,994,699)				628,056	90,737,988
OPTION PURCHASED - PUTS(b) - 2.1%
Options on ETF - 2.1%
SPDR S&P 500 ETF Trust	April 2024	415.97	2,013	83,734,761	1,809,687
Total Options Purchased - Puts (Cost $5,151,740)				83,734,761	1,809,687
Total Investments – 105.6% (Cost $86,146,439)					92,547,675
Other assets less liabilities – (5.6)%					(4,927,425)
Net Assets – 100.0%					$87,620,250

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,013	$469.96	April 2024	$1,752,442	$94,602,948	$(4,847,304)
				$1,752,442	$94,602,948	$(4,847,304)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,013	$332.74	April 2024	$1,708,664	$66,980,562	$(561,627)
				$1,708,664	$66,980,562	$(561,627)
TOTAL OPTIONS WRITTEN				$3,461,106	$161,583,510	$(5,408,931)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$90,737,988	$–	$–	$90,737,988
Option Purchased - Puts	1,809,687	–	–	1,809,687
Total Assets	$92,547,675	$–	$–	$92,547,675
Liabilities
Call Options Written	$(4,847,304)	$–	$–	$(4,847,304)
Put Options Written	(561,627)	–	–	(561,627)
Total Liabilities	$(5,408,931)	$–	$–	$(5,408,931)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 June ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.9%
Options on ETF - 100.9%
SPDR S&P 500 ETF Trust	May 2024	$3.09	598	$184,782	$26,975,475
Total Options Purchased - Calls (Cost $24,978,189)				184,782	26,975,475
OPTION PURCHASED - PUTS(b) - 2.3%
Options on ETF - 2.3%
SPDR S&P 500 ETF Trust	May 2024	417.81	598	24,985,038	602,168
Total Options Purchased - Puts (Cost $1,168,775)				24,985,038	602,168
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)				$188,438	188,438
Total Short-Term Investments (Cost $188,438)					188,438
Total Investments – 103.9% (Cost $26,335,402)					27,766,081
Other assets less liabilities – (3.9)%					(1,052,678)
Net Assets – 100.0%					$26,713,403

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	598	$500.25	May 2024	$283,222	$29,914,950	$(685,978)
				$283,222	$29,914,950	$(685,978)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	598	$376.07	May 2024	$665,865	$22,488,986	$(337,194)
				$665,865	$22,488,986	$(337,194)
TOTAL OPTIONS WRITTEN				$949,087	$52,403,936	$(1,023,172)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 June ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 June ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 June ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 June ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$26,975,475	$–	$26,975,475
Option Purchased - Puts	–	602,168	–	602,168
Short-Term Investments
Time Deposits	188,438	–	–	188,438
Total Assets	$188,438	$27,577,643	$–	$27,766,081
Liabilities
Call Options Written	$–	$(685,978)	$–	$(685,978)
Put Options Written	–	(337,194)	–	(337,194)
Total Liabilities	$–	$(1,023,172)	$–	$(1,023,172)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 June ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 103.6%
	Options on ETF - 103.6%
SPDR S&P 500 ETF Trust	May 2024	$3.13	1,585	$496,105	$71,492,503
	Total Options Purchased - Calls (Cost $66,599,993)			496,105	71,492,503
	OPTION PURCHASED - PUTS(b) - 2.3%
	Options on ETF - 2.3%
SPDR S&P 500 ETF Trust	May 2024	417.89	1,585	66,235,565	1,597,854
	Total Options Purchased - Puts (Cost $2,989,554)			66,235,565	1,597,854
				Principal
	SHORT-TERM INVESTMENTS - 0.7%
	Time Deposits - 0.7%
	Skandinaviska Enskilda Banken AB, Stockholm, 4.680%, 8/01/23(c)			$497,410	497,410
	Total Short-Term Investments (Cost $497,410)				497,410
	Total Investments – 106.6% (Cost $70,086,957)				73,587,767
	Other assets less liabilities – (6.6)%				(4,550,765)
	Net Assets – 100.0%				$69,037,002

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,585	$473.34	May 2024	$2,062,217	$75,024,390	$(3,960,440)
				$2,062,217	$75,024,390	$(3,960,440)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,585	$334.28	May 2024	$939,791	$52,983,380	$(515,695)
				$939,791	$52,983,380	$(515,695)
TOTAL OPTIONS WRITTEN				$3,002,008	$128,007,770	$(4,476,135)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 June ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 June ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 June ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 June ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$71,492,503	$–	$71,492,503
Option Purchased - Puts	–	1,597,854	–	1,597,854
Short-Term Investments
Time Deposits	497,410	–	–	497,410
Total Assets	$497,410	$73,090,357	$–	$73,587,767
Liabilities
Call Options Written	$–	$(3,960,440)	$–	$(3,960,440)
Put Options Written	–	(515,695)	–	(515,695)
Total Liabilities	$–	$(4,476,135)	$–	$(4,476,135)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 99.0%
	Options on ETF - 99.0%
SPDR S&P 500 ETF Trust	June 2024	$3.28	1,530	$501,840	$68,753,580
	Total Options Purchased - Calls (Cost $66,549,901)			501,840	68,753,580
	OPTION PURCHASED - PUTS(b) - 3.5%
	Options on ETF - 3.5%
SPDR S&P 500 ETF Trust	June 2024	443.24	1,530	67,815,720	2,422,663
	Total Options Purchased - Puts (Cost $3,024,966)			67,815,720	2,422,663
				Principal
	SHORT-TERM INVESTMENTS - 0.7%
	Time Deposits - 0.7%
	JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)			$488,775	488,775
	Total Short-Term Investments (Cost $488,775)				488,775
	Total Investments – 103.2% (Cost $70,063,642)				71,665,018
	Other assets less liabilities – (3.2)%				(2,245,245)
	Net Assets – 100.0%				$69,419,773

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,530	$523.34	June 2024	$533,084	$80,071,020	$(880,515)
				$533,084	$80,071,020	$(880,515)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,530	$398.95	June 2024	$1,664,806	$61,039,350	$(1,328,683)
				$1,664,806	$61,039,350	$(1,328,683)
TOTAL OPTIONS WRITTEN				$2,197,890	$141,110,370	$(2,209,198)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$68,753,580	$–	$68,753,580
Option Purchased - Puts	–	2,422,663	–	2,422,663
Short-Term Investments
Time Deposits	488,775	–	–	488,775
Total Assets	$488,775	$71,176,243	$–	$71,665,018
Liabilities
Call Options Written	$–	$(880,515)	$–	$(880,515)
Put Options Written	–	(1,328,683)	–	(1,328,683)
Total Liabilities	$–	$(2,209,198)	$–	$(2,209,198)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 99.7%
Options on ETF - 99.7%
SPDR S&P 500 ETF Trust	June 2024	$3.32	4,657	$1,546,124	$209,206,411
Total Options Purchased - Calls (Cost $204,106,396)				1,546,124	209,206,411
OPTION PURCHASED - PUTS(b) - 3.6%
Options on ETF - 3.6%
SPDR S&P 500 ETF Trust	June 2024	443.32	4,657	206,454,124	7,469,828
Total Options Purchased - Puts (Cost $9,250,054)				206,454,124	7,469,828
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
DBS Bank Ltd., Singapore, 4.680%, 8/01/23(c)				$1,532,458	1,532,458
Total Short-Term Investments (Cost $1,532,458)					1,532,458
Total Investments – 104.0% (Cost $214,888,908)					218,208,697
Other assets less liabilities – (4.0)%					(8,374,612)
Net Assets – 100.0%					$209,834,085

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,657	$500.02	June 2024	$4,417,047	$232,859,314	$(6,077,385)
				$4,417,047	$232,859,314	$(6,077,385)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,657	$354.62	June 2024	$3,817,500	$165,146,534	$(2,221,389)
				$3,817,500	$165,146,534	$(2,221,389)
TOTAL OPTIONS WRITTEN				$8,234,547	$398,005,848	$(8,298,774)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$209,206,411	$–	$–	$209,206,411
Option Purchased - Puts	7,469,828	–	–	7,469,828
Short-Term Investments
Time Deposits	1,532,458	–	–	1,532,458
Total Assets	$218,208,697	$–	$–	$218,208,697
Liabilities
Call Options Written	$(6,077,385)	$–	$–	$(6,077,385)
Put Options Written	(2,221,389)	–	–	(2,221,389)
Total Liabilities	$(8,298,774)	$–	$–	$(8,298,774)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 97.8%
Options on ETF - 97.8%
SPDR S&P 500 ETF Trust	July 2024	$3.39	109	$36,951	$4,889,958
Total Options Purchased - Calls (Cost $4,890,377)				36,951	4,889,958
OPTION PURCHASED - PUTS(b) - 4.5%
Options on ETF - 4.5%
SPDR S&P 500 ETF Trust	July 2024	457.74	109	4,989,366	224,976
Total Options Purchased - Puts (Cost $225,396)				4,989,366	224,976
Total Investments – 102.3% (Cost $5,115,773)					5,114,934
Other assets less liabilities – (2.3)%					(116,613)
Net Assets – 100.0%					$4,998,321

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	109	$543.85	July 2024	$38,820	$5,927,965	$(39,240)
				$38,820	$5,927,965	$(39,240)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	109	$412.01	July 2024	$122,206	$4,490,909	$(122,625)
				$122,206	$4,490,909	$(122,625)
TOTAL OPTIONS WRITTEN				$161,026	$10,418,874	$(161,865)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Aug ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,889,958	$–	$–	$4,889,958
Option Purchased - Puts	224,976	–	–	224,976
Total Assets	$5,114,934	$–	$–	$5,114,934
Liabilities
Call Options Written	$(39,240)	$–	$–	$(39,240)
Put Options Written	(122,625)	–	–	(122,625)
Total Liabilities	$(161,865)	$–	$–	$(161,865)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 97.8%
Options on ETF - 97.8%
SPDR S&P 500 ETF Trust	July 2024	$3.43	109	$37,387	$4,889,413
Total Options Purchased - Calls (Cost $4,889,832)				37,387	4,889,413
OPTION PURCHASED - PUTS(b) - 4.5%
Options on ETF - 4.5%
SPDR S&P 500 ETF Trust	July 2024	457.84	109	4,990,456	225,194
Total Options Purchased - Puts (Cost $225,614)				4,990,456	225,194
Total Investments – 102.3% (Cost $5,115,446)					5,114,607
Other assets less liabilities – (2.3)%					(116,286)
Net Assets – 100.0%					$4,998,321

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	109	$517.67	July 2024	$95,937	$5,642,603	$(96,356)
				$95,937	$5,642,603	$(96,356)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	109	$366.23	July 2024	$65,307	$3,991,907	$(65,727)
				$65,307	$3,991,907	$(65,727)
TOTAL OPTIONS WRITTEN				$161,244	$9,634,510	$(162,083)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Aug ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,889,413	$–	$–	$4,889,413
Option Purchased - Puts	225,194	–	–	225,194
Total Assets	$5,114,607	$–	$–	$5,114,607
Liabilities
Call Options Written	$(96,356)	$–	$–	$(96,356)
Put Options Written	(65,727)	–	–	(65,727)
Total Liabilities	$(162,083)	$–	$–	$(162,083)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 103.4%
	Options on ETF - 103.4%
SPDR S&P 500 ETF Trust	September 2023	$2.64	954	$251,856	$43,323,029
	Total Options Purchased - Calls (Cost $33,273,469)			251,856	43,323,029
	OPTION PURCHASED - PUTS(b) - 0.1%
	Options on ETF - 0.1%
SPDR S&P 500 ETF Trust	September 2023	357.14	954	34,071,156	37,349
	Total Options Purchased - Puts (Cost $2,532,590)			34,071,156	37,349
				Principal
	SHORT-TERM INVESTMENTS - 0.6%
	Time Deposits - 0.6%
	China Construction Bank Corp., New York, 4.680%, 8/01/23(c)			$253,919	253,919
	Total Short-Term Investments (Cost $253,919)				253,919
	Total Investments – 104.1% (Cost $36,059,978)				43,614,297
	Other assets less liabilities – (4.1)%				(1,728,646)
	Net Assets – 100.0%				$41,885,651

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	954	$452.55	September 2023	$860,997	$43,173,270	$(1,344,853)
				$860,997	$43,173,270	$(1,344,853)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	954	$321.46	September 2023	$1,900,511	$30,667,284	$(19,920)
				$1,900,511	$30,667,284	$(19,920)
TOTAL OPTIONS WRITTEN				$2,761,508	$73,840,554	$(1,364,773)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$43,323,029	$–	$43,323,029
Option Purchased - Puts	–	37,349	–	37,349
Short-Term Investments
Time Deposits	253,919	–	–	253,919
Total Assets	$253,919	$43,360,378	$–	$43,614,297
Liabilities
Call Options Written	$–	$(1,344,853)	$–	$(1,344,853)
Put Options Written	–	(19,920)	–	(19,920)
Total Liabilities	$–	$(1,364,773)	$–	$(1,364,773)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 110.7%
Options on ETF - 110.7%
SPDR S&P 500 ETF Trust	September 2023	$2.68	2,490	$667,320	$113,065,970
Total Options Purchased - Calls (Cost $86,975,151)				667,320	113,065,970
OPTION PURCHASED - PUTS(b) - 0.1%
Options on ETF - 0.1%
SPDR S&P 500 ETF Trust	September 2023	357.22	2,490	88,947,780	97,608
Total Options Purchased - Puts (Cost $6,868,925)				88,947,780	97,608
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
Citibank, New York, 4.680%, 8/01/23(c)				$676,064	676,064
Total Short-Term Investments (Cost $676,064)					676,064
Total Investments – 111.5% (Cost $94,520,140)					113,839,642
Other assets less liabilities – (11.5)%					(11,748,137)
Net Assets – 100.0%					$102,091,505

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,490	$418.54	September 2023	$4,510,337	$104,216,460	$(10,851,843)
				$4,510,337	$104,216,460	$(10,851,843)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,490	$285.74	September 2023	$3,007,068	$71,149,260	$(27,365)
				$3,007,068	$71,149,260	$(27,365)
TOTAL OPTIONS WRITTEN				$7,517,405	$175,365,720	$(10,879,208)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$113,065,970	$–	$113,065,970
Option Purchased - Puts	–	97,608	–	97,608
Short-Term Investments
Time Deposits	676,064	–	–	676,064
Total Assets	$676,064	$113,163,578	$–	$113,839,642
Liabilities
Call Options Written	$–	$(10,851,843)	$–	$(10,851,843)
Put Options Written	–	(27,365)	–	(27,365)
Total Liabilities	$–	$(10,879,208)	$–	$(10,879,208)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.2%
Options on ETF - 100.2%
SPDR S&P 500 ETF Trust	October 2023	$2.86	340	$97,240	$15,437,703
Total Options Purchased - Calls (Cost $12,802,456)				97,240	15,437,703
OPTION PURCHASED - PUTS(b) - 0.3%
Options on ETF - 0.3%
SPDR S&P 500 ETF Trust	October 2023	386.17	340	13,129,780	46,475
Total Options Purchased - Puts (Cost $939,010)				13,129,780	46,475
				Principal
SHORT-TERM INVESTMENTS - 0.6%
Time Deposits - 0.6%
Citibank, New York, 4.680%, 8/01/23(c)				$96,602	96,602
Total Short-Term Investments (Cost $96,602)					96,602
Total Investments – 101.1% (Cost $13,838,068)					15,580,780
Other assets less liabilities – (1.1)%					(169,589)
Net Assets – 100.0%					$15,411,191

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	340	$489.48	October 2023	$191,847	$16,642,320	$(61,567)
				$191,847	$16,642,320	$(61,567)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	340	$347.59	October 2023	$634,625	$11,818,060	$(23,062)
				$634,625	$11,818,060	$(23,062)
TOTAL OPTIONS WRITTEN				$826,472	$28,460,380	$(84,629)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$15,437,703	$–	$15,437,703
Option Purchased - Puts	–	46,475	–	46,475
Short-Term Investments
Time Deposits	96,602	–	–	96,602
Total Assets	$96,602	$15,484,178	$–	$15,580,780
Liabilities
Call Options Written	$–	$(61,567)	$–	$(61,567)
Put Options Written	–	(23,062)	–	(23,062)
Total Liabilities	$–	$(84,629)	$–	$(84,629)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 104.0%
	Options on ETF - 104.0%
SPDR S&P 500 ETF Trust	October 2023	$2.90	664	$192,560	$30,146,311
	Total Options Purchased - Calls (Cost $24,795,498)			192,560	30,146,311
	OPTION PURCHASED - PUTS(b) - 0.3%
	Options on ETF - 0.3%
SPDR S&P 500 ETF Trust	October 2023	386.25	664	25,647,000	90,908
	Total Options Purchased - Puts (Cost $1,865,453)			25,647,000	90,908
				Principal
	SHORT-TERM INVESTMENTS - 3.1%
	Time Deposits - 3.1%
	JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)			$908,967	908,967
	Total Short-Term Investments (Cost $908,967)				908,967
	Total Investments – 107.4% (Cost $27,569,918)				31,146,186
	Other assets less liabilities – (7.4)%				(2,168,085)
	Net Assets – 100.0%				$28,978,101

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	664	$451.52	October 2023	$962,770	$29,980,928	$(1,259,794)
				$962,770	$29,980,928	$(1,259,794)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	664	$308.97	October 2023	$735,298	$20,515,608	$(24,256)
				$735,298	$20,515,608	$(24,256)
TOTAL OPTIONS WRITTEN				$1,698,068	$50,496,536	$(1,284,050)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$30,146,311	$–	$30,146,311
Option Purchased - Puts	–	90,908	–	90,908
Short-Term Investments
Time Deposits	908,967	–	–	908,967
Total Assets	$908,967	$30,237,219	$–	$31,146,186
Liabilities
Call Options Written	$–	$(1,259,794)	$–	$(1,259,794)
Put Options Written	–	(24,256)	–	(24,256)
Total Liabilities	$–	$(1,284,050)	$–	$(1,284,050)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 99.8%
	Options on ETF - 99.8%
SPDR S&P 500 ETF Trust	November 2023	$3.02	476	$143,752	$21,612,904
	Total Options Purchased - Calls (Cost $18,532,772)			143,752	21,612,904
	OPTION PURCHASED - PUTS(b) - 0.7%
	Options on ETF - 0.7%
SPDR S&P 500 ETF Trust	November 2023	407.64	476	19,403,664	150,416
	Total Options Purchased - Puts (Cost $1,130,750)			19,403,664	150,416
				Principal
	SHORT-TERM INVESTMENTS - 0.6%
	Time Deposits - 0.6%
	Citibank, New York, 4.680%, 8/01/23(c)			$121,326	121,326
	Total Short-Term Investments (Cost $121,326)				121,326
	Total Investments – 101.1% (Cost $19,784,848)				21,884,646
	Other assets less liabilities – (1.1)%				(236,363)
	Net Assets – 100.0%				$21,648,283

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	476	$503.89	November 2023	$184,585	$23,985,164	$(61,442)
				$184,585	$23,985,164	$(61,442)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	476	$366.91	November 2023	$863,762	$17,464,916	$(69,896)
				$863,762	$17,464,916	$(69,896)
TOTAL OPTIONS WRITTEN				$1,048,347	$41,450,080	$(131,338)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer10 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$21,612,904	$–	$21,612,904
Option Purchased - Puts	–	150,416	–	150,416
Short-Term Investments
Time Deposits	121,326	–	–	121,326
Total Assets	$121,326	$21,763,320	$–	$21,884,646
Liabilities
Call Options Written	$–	$(61,442)	$–	$(61,442)
Put Options Written	–	(69,896)	–	(69,896)
Total Liabilities	$–	$(131,338)	$–	$(131,338)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 101.5%
Options on ETF - 101.5%
SPDR S&P 500 ETF Trust	November 2023	$3.06	2,393	$732,258	$108,645,407
Total Options Purchased - Calls (Cost $92,479,169)				732,258	108,645,407
OPTION PURCHASED - PUTS(b) - 0.7%
Options on ETF - 0.7%
SPDR S&P 500 ETF Trust	November 2023	407.72	2,393	97,567,396	757,456
Total Options Purchased - Puts (Cost $6,758,990)				97,567,396	757,456
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
JP Morgan Chase & Co., New York, 4.680%, 8/01/23(c)				$724,045	724,045
Total Short-Term Investments (Cost $724,045)					724,045
Total Investments – 102.9% (Cost $99,962,204)					110,126,908
Other assets less liabilities – (2.9)%					(3,123,353)
Net Assets – 100.0%					$107,003,555

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,393	$471.28	November 2023	$2,213,423	$112,777,304	$(2,403,386)
				$2,213,423	$112,777,304	$(2,403,386)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,393	$326.14	November 2023	$2,678,131	$78,045,302	$(186,343)
				$2,678,131	$78,045,302	$(186,343)
TOTAL OPTIONS WRITTEN				$4,891,554	$190,822,606	$(2,589,729)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap Buffer20 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$108,645,407	$–	$108,645,407
Option Purchased - Puts	–	757,456	–	757,456
Short-Term Investments
Time Deposits	724,045	–	–	724,045
Total Assets	$724,045	$109,402,863	$–	$110,126,908
Liabilities
Call Options Written	$–	$(2,403,386)	$–	$(2,403,386)
Put Options Written	–	(186,343)	–	(186,343)
Total Liabilities	$–	$(2,589,729)	$–	$(2,589,729)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
	OPTION PURCHASED - CALLS(b) - 100.1%
	Options on ETF - 100.1%
SPDR S&P 500 ETF Trust	December 2023	$3.28	2,143	$702,904	$96,866,964
	Total Options Purchased - Calls (Cost $94,001,899)			702,904	96,866,964
	OPTION PURCHASED - PUTS(b) - 2.0%
	Options on ETF - 2.0%
SPDR S&P 500 ETF Trust	December 2023	443.24	2,143	94,986,332	1,897,948
	Total Options Purchased - Puts (Cost $3,336,698)			94,986,332	1,897,948
				Principal
	SHORT-TERM INVESTMENTS - 0.7%
	Time Deposits - 0.7%
	Citibank, New York, 4.680%, 8/01/23(c)			$685,379	685,379
	Total Short-Term Investments (Cost $685,379)				685,379
	Total Investments – 102.8% (Cost $98,023,976)				99,450,291
	Other assets less liabilities – (2.8)%				(2,691,888)
	Net Assets – 100.0%				$96,758,403

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,143	$478.17	December 2023	$1,461,083	$102,471,831	$(1,873,882)
				$1,461,083	$102,471,831	$(1,873,882)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,143	$398.95	December 2023	$1,488,109	$85,494,985	$(767,773)
				$1,488,109	$85,494,985	$(767,773)
TOTAL OPTIONS WRITTEN				$2,949,192	$187,966,816	$(2,641,655)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$96,866,964	$–	$96,866,964
Option Purchased - Puts	–	1,897,948	–	1,897,948
Short-Term Investments
Time Deposits	685,379	–	–	685,379
Total Assets	$685,379	$98,764,912	$–	$99,450,291
Liabilities
Call Options Written	$–	$(1,873,882)	$–	$(1,873,882)
Put Options Written	–	(767,773)	–	(767,773)
Total Liabilities	$–	$(2,641,655)	$–	$(2,641,655)

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

July 31, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 103.8%
Options on ETF - 103.8%
SPDR S&P 500 ETF Trust	September 2023	$3.03	945	$286,335	$42,877,807
Total Options Purchased - Calls (Cost $38,063,331)				286,335	42,877,807
OPTION PURCHASED - PUTS(b) - 0.3%
Options on ETF - 0.3%
SPDR S&P 500 ETF Trust	September 2023	409.35	945	38,683,575	119,202
Total Options Purchased - Puts (Cost $1,681,595)				38,683,575	119,202
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
China Construction Bank Corp., New York, 4.680%, 8/01/23(c)				$301,074	301,074
Total Short-Term Investments (Cost $301,074)					301,074
Total Investments – 104.8% (Cost $40,046,000)					43,298,083
Other assets less liabilities – (4.8)%					(1,998,560)
Net Assets – 100.0%					$41,299,523

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2023

CALL OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	945	$446.07	September 2023	$661,664	$42,153,615	$(1,804,364)
				$661,664	$42,153,615	$(1,804,364)
PUT OPTIONS WRITTEN(b)
Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	945	$368.45	September 2023	$803,001	$34,818,525	$(45,700)
				$803,001	$34,818,525	$(45,700)
TOTAL OPTIONS WRITTEN				$1,464,665	$76,972,140	$(1,850,064)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2023.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board of Trustees (the “Board”) and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Fund generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Notes to Schedule of Investments

July 31, 2023 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2023:

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$42,877,807	$–	$42,877,807
Option Purchased - Puts	–	119,202	–	119,202
Short-Term Investments
Time Deposits	301,074	–	–	301,074
Total Assets	$301,074	$42,997,009	$–	$43,298,083
Liabilities
Call Options Written	$–	$(1,804,364)	$–	$(1,804,364)
Put Options Written	–	(45,700)	–	(45,700)
Total Liabilities	$–	$(1,850,064)	$–	$(1,850,064)